RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Remuneration of Directors and Key Management Personnel
The remuneration of directors and key management personnel is as follows:

	2020 $	2019 $	2018 $
Consulting fees	372,066	322,656	98,225
Management fees	305,158	163,800	72,000
Share-based compensation	295,786	-	276,211
	973,010	486,456	446,436